Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Documentand Entity Information [Abstract]
Entity Registrant Name	Ossen Innovation Co. Ltd.
Amendment Flag	true
Entity Central Index Key	0001485538
Amendment Description

This Amendment No. 2 on Form 20-F/A (the "Form 20-F/A") to the annual report on Form 20-F for the fiscal year ended December 31, 2011 (the "Form 20-F") of Ossen Innovation Co., Ltd. (the "Company") originally filed with the U.S. Securities and Exchange Commission (the "SEC") on April 16, 2012 addresses certain SEC comments provided to the Company and therefore amends Item 8 "Financial Information-Consolidated Statements and Other Financial Information"; and Item 15 "Controls and Procedures". These amendments were made to, among other things, amend the conclusion for our internal control over financial reporting and provide a financial statement schedule for the fiscal years ended December 31, 2011 and 2010 pursuant to Rule 5-04 of Regulation S-X with respect to the impact of PRC regulations that restrict the ability of our PRC subsidiaries to pay dividends to the Company. This Form 20-F/A also includes (i) revised Exhibits 12.1, 12.2, 13.1 and 13.2 with respect to the certifications by our Chief Executive Officer and Chief Financial Officer and (ii) the Report of Independent Public Accounting Firm of our independent registered public accounting firm.

The other portions of the Form 20-F are not affected by the changes described above and have not been amended. This Form 20−F/A continues to speak as of the date of the Form 20−F and no attempt has been made in this Form 20−F/A to modify or update disclosures in the Form 20−F except as noted above. This Form 20−F/A does not reflect events occurring after the filing of the Form 20−F or modify or update any related disclosures, and information not affected by the amendment is unchanged and reflects the disclosure made at the time of the filing of the Form 20−F with the SEC except as noted above.

Document Type	20-F
Trading Symbol	OSN
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	20,000,000

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 1,568,261	$ 12,322,982
Restricted cash	19,764,900	13,799,018
Notes receivable - bank acceptance notes	10,851,616	17,636,928
Accounts receivable, net of allowance for doubtful accounts of $384,311 and $37,347 respectively	48,049,722	13,332,492
Inventories	17,222,664	27,949,781
Advance to suppliers	41,391,174	25,072,350
Other current assets	6,495,241	3,343,302
Notes receivable from related party - bank acceptance notes		3,024,895
Accounts receivable from related party	20,799	707,487
Total Current Assets	145,364,377	117,189,235
Property, plant and equipment, net	11,022,916	12,029,612
Land use rights, net	4,380,708	4,306,091
Prepayment for plant and equipment	7,869,529	7,562,237
TOTAL ASSETS	168,637,530	141,087,175
Current Liabilities
Notes payable - bank acceptance notes	24,848,628	26,014,096
Short-term bank loans	47,966,209	38,325,414
Accounts payable	948,475	2,493,665
Customer deposits	459,915	833,768
Income tax payable	4,792	662,585
Other payables and accrued expenses	324,423	94,510
Total Current Liabilities	74,552,442	68,424,038
Long-term bank loans	4,718,094
TOTAL LIABILITIES	79,270,536	68,424,038
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized, 20,000,000 shares issued and outstanding as of December 31, 2011 and 2010, respectively	200,000	200,000
Additional paid-in capital	33,884,656	33,338,096
Statutory reserve	3,884,808	2,674,457
Retained earnings	36,224,467	25,887,113
Accumulated other comprehensive income	5,295,641	2,192,996
TOTAL SHAREHOLDERS' EQUITY	79,489,572	64,292,662
Non-controlling interest	9,877,422	8,370,475
TOTAL EQUITY	89,366,994	72,663,137
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 168,637,530	$ 141,087,175

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 384,311	$ 37,347
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	20,000,000	20,000,000
Ordinary shares, shares outstanding	20,000,000	20,000,000

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
REVEUNUES	$ 118,616,971	$ 117,453,024	$ 101,087,796
COST OF GOODS SOLD	96,588,172	92,298,319	86,559,925
GROSS PROFIT	22,028,799	25,154,705	14,527,871
Selling expenses	1,216,504	660,934	503,724
General and administrative expenses	2,747,514	1,796,995	2,243,672
Total Operating Expenses	3,964,018	2,457,929	2,747,396
INCOME FROM OPERATIONS	18,064,781	22,696,776	11,780,475
Financial expenses, net	(3,480,766)	(2,437,426)	(1,496,712)
Other income, net	609,666	151,757	183,495
INCOME BEFORE INCOME TAX	15,193,681	20,411,107	10,467,258
INCOME TAX	(2,139,029)	(2,865,372)	(740,053)
NET INCOME	13,054,652	17,545,735	9,727,205
LESS: NET INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST	1,506,947	2,897,397	1,714,670
NET INCOME ATTRIBUTABLE TO CONTROLLING INTEREST	11,547,705	14,648,338	8,012,535
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain	3,102,645	1,649,960	31,146
TOTAL OTHER COMPREHENSIVE INCOME	3,102,645	1,649,960	31,146
COMPREHENSIVE INCOME	$ 14,650,350	$ 16,298,298	$ 8,043,681
EARNINGS PER ORDINARY SHARE
Basic and diluted	$ 0.58	$ 0.97	$ 0.53
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic and diluted	20,000,000	15,150,685	15,000,000

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY (USD $)	Total	Ordinary shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Statutory Reserve	Retained Earnings	Non Controlling Interest
Balance at Dec. 31, 2008	$ 10,420,995	$ 150,000	$ 100,000	$ 511,890	$ 661,597	$ 5,239,100	$ 3,758,408
Balance (in shares) at Dec. 31, 2008		15,000,000
Net income	9,727,205					8,012,535	1,714,670
Transfer to statutory reserve					431,734	(431,734)
Foreign currency translation adjustment	31,146			31,146
Balance at Dec. 31, 2009	20,179,346	150,000	100,000	543,036	1,093,331	12,819,901	5,473,078
Balance (in shares) at Dec. 31, 2009		15,000,000
Net income	17,545,735					14,648,338	2,897,397
Transfer to statutory reserve					1,581,126	(1,581,126)
Issuance of ordinary shares (in shares)		5,000,000
Issuance of ordinary shares	20,345,000	50,000	20,295,000
Share-based compensation to employee	19,096		19,096
Debt forgiven by shareholder	12,924,000		12,924,000
Foreign currency translation adjustment	1,649,960			1,649,960
Balance at Dec. 31, 2010	72,663,137	200,000	33,338,096	2,192,996	2,674,457	25,887,113	8,370,475
Balance (in shares) at Dec. 31, 2010		20,000,000
Net income	13,054,652					11,547,705	1,506,947
Transfer to statutory reserve					1,210,351	(1,210,351)
Share-based compensation to employee	105,605		105,605
IPO expense compensation	440,955		440,955
Foreign currency translation adjustment	3,102,645			3,102,645
Balance at Dec. 31, 2011	$ 89,366,994	$ 200,000	$ 33,884,656	$ 5,295,641	$ 3,884,808	$ 36,224,467	$ 9,877,422
Balance (in shares) at Dec. 31, 2011		20,000,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 13,054,652	$ 17,545,735	$ 9,727,205
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Depreciation and amortization	2,007,263	1,838,794	1,457,784
Share-based compensation expense	105,605	19,096
(Increase) Decrease In:
Accounts receivable	(34,717,230)	1,824,595	(10,443,599)
Inventories	10,727,118	(17,742,920)	(906,600)
Advance to suppliers	(16,318,824)	(5,238,789)	(562,867)
Other current assets	(3,151,939)	(2,378,426)	(671,517)
Notes receivable - bank acceptance notes	6,785,312	(17,486,720)	(150,208)
Notes receivable from related party - bank acceptance notes	3,024,895	(1,196,661)	(1,828,234)
Accounts receivable from related party	686,688	(707,487)
Increase (Decrease) In:
Accounts payable	(1,545,190)	2,253,390	(188,166)
Customer deposits	(373,853)	(4,355,991)	2,253,492
Income tax payable	(657,793)	552,092	104,028
Other payables and accrued expenses	229,913	62,037	(1,442,999)
Due to shareholder			(117,649)
Net cash used in operating activities	(20,143,383)	(25,011,255)	(2,769,330)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	(156,288)	(73,466)	(209,511)
Prepayment for purchases of plant and equipment	(5,941)	(7,562,237)
Net cash used in investing activities	(162,229)	(7,635,703)	(209,511)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in restricted cash	(5,965,883)	(1,974,804)	(1,847,122)
Proceeds from short-term bank loans	75,184,567	57,578,620	35,687,123
Repayments of short-term bank loans	(65,543,772)	(46,603,583)	(27,789,153)
Proceeds from Long-term bank loans	4,718,094
Proceeds from notes payable-bank acceptance notes	50,433,168	50,216,280	50,771,789
Repayment of notes payable-bank acceptance notes	(51,598,637)	(43,947,109)	(49,263,858)
Proceeds from issuance of ordinary shares to public, net of issuance cost		20,345,000
IPO compensation	440,955
Net cash provided by financing activities	7,668,492	35,614,404	7,558,779
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(12,637,120)	2,967,446	4,579,938
Effect of exchange rate changes on cash	1,882,399	946,069	68,214
Cash and cash equivalents at beginning of period	12,322,982	8,409,467	3,761,315
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,568,261	12,322,982	8,409,467
Cash paid during the periods:
Income taxes paid	2,863,026	2,355,451	637,267
Interest paid	2,998,929	1,949,982	1,492,404
Non-cash transactions:
Appropriation to statutory reserve	1,210,351	1,581,126	431,734
Debt forgiven by shareholder		$ 12,924,000

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

Ossen Innovation Co., Ltd., ("Ossen Innovation" or the "Company") formerly known as Ultra Glory International, Ltd., or Ultra Glory, is a British Virgin Islands limited liability company organized on January 21, 2010 under the BVI Business Companies Act, 2004 (the "BVI Act"). Ultra Glory was a blank check company formed for the purpose of acquiring, through a share exchange, asset acquisition or other similar business combination, an operating business.

Business Combination

On July 7, 2010, Ultra Glory and its sole shareholder entered into a share exchange agreement with Ossen Innovation Materials Group, Co., Ltd, or Ossen Innovation Group, a British Virgin Islands limited liability company organized on April 30, 2010 under the BVI Act and the shareholders of Ossen Innovation Group. Pursuant to the share exchange agreement, Ultra Glory acquired from the shareholders of Ossen Innovation Group all of the issued and outstanding shares of Ossen Innovation Group, in exchange for an aggregate of 10,000,000 newly issued ordinary shares issued by Ultra Glory to the shareholders of Ossen Innovation Group. In addition, the sole shareholder of Ultra Glory sold all of the 5,000,000 ordinary shares of Ultra Glory that were issued and outstanding prior to the business combination, to the shareholders of Ossen Innovation Group for cash, at a price of $0.03 per share. As a result, the individuals and entities that owned shares of Ossen Innovation Group prior to the business combination acquired 100% of the equity of Ultra Glory, and Ultra Glory acquired 100% of the equity of Ossen Innovation Group. Ossen Innovation Group is now a wholly owned subsidiary of Ultra Glory. In conjunction with the business combination, Ultra Glory filed an amended charter, pursuant to which Ultra Glory changed its name to Ossen Innovation Co., Ltd., changed its fiscal year end to December 31 and increased its authorized shares to 100,000,000. Upon the consummation of the business combination, the company ceased to be a shell company. Ossen Innovation, together with its subsidiaries, is referred to as the "Company," unless specific reference is made to a company or entity.

The effect of the share exchange and the share sale is such that effectively a reorganization of the entities has occurred for accounting purposes and is deemed to be a reverse acquisition. Subsequent to the share exchange the financial statements presented are those of a combined Ossen Innovation Group and its subsidiaries, as if the share exchange had been in effect retroactively for all periods presented.

The share exchange acquisition is accounted for as a "reverse acquisition" since, immediately following completion of the transaction, the shareholders of Ossen Innovation Group have had effective control of Ultra Glory. For accounting purposes, Ossen Innovation Group is deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of Ultra Glory, i.e., a capital transaction involving the issuance of shares by Ultra Glory for the shares of Ossen Innovation Group. Accordingly, the combined assets, liabilities and results of operations of Ossen Innovation Group and its subsidiaries, became the historical financial statements of Ultra Glory at the closing of the share exchange, and Ultra Glory's assets (primarily cash and cash equivalents), liabilities and results of operations is consolidated with those of Ossen Innovation Group beginning on the share exchange date. No step-up in basis or intangible assets or goodwill is recorded in this transaction. As this transaction is being accounted for as a reverse acquisition, all direct costs of the transaction is charged to additional paid-in capital. All professional fees and other costs associated with transaction were expensed. The 15,000,000 shares of Ultra Glory, subsequent to the July 7, 2010 share exchange, are presented as if they are outstanding for all periods presented, as these are held 100% by the equity owners of Ossen Innovation Group as of the share exchange and the share sale.

The Company's Shareholders

Dr. Tang, the Company's chairman, owns 100% of the shares of Effectual Strength Enterprises Ltd., a British Virgin Islands company, which currently owns 59.4% of the Company's outstanding ordinary shares. The spouse of the Company's chief executive officer, Wei Hua, owns 100% of the shares of Fascinating Acme Development Ltd., which owns 3% of the Company's outstanding ordinary shares. The spouse of the chief executive officer of Shanghai ZFX, which is an affiliated company of the Company that supplied the Company with raw materials in 2010, owns 100% of the shares of Gross Inspiration Development Ltd., which owns 3% of the Company's outstanding ordinary shares. Another 25% of the Company's ordinary shares, or 5 million shares, were issued in the Company's initial public offering in December 2010 and are currently trading on NASDAQ in the form of ADS's. The holders of the remaining 9.6% of the Company's shares are investors that are residents of the People's Republic of China ("PRC") and are unaffiliated with Ossen.

The Company's Subsidiaries

British Virgin Islands Companies

Ossen Innovation Group, the Company's wholly owned subsidiary, is the sole shareholder of two holding companies organized in the British Virgin Islands: Ossen Group (Asia) Co., Ltd., or Ossen Asia, and Topchina Development Group Ltd., or Topchina. All of the equity of Ossen Asia and Topchina had been held by Dr. Tang since inception. In May 2010, Dr. Tang transferred these shares to Ossen Innovation Group in anticipation of the public listing of our Company's shares in the United States.

Ossen Asia is a British Virgin Islands limited liability company organized on February 7, 2002. Ossen Asia has one direct operating subsidiary in China, Ossen Innovation Materials Co. Ltd., or Ossen Materials. Ossen Asia owns 81% of the equity of Ossen Materials.

Topchina is a British Virgin Islands limited liability company organized on November 3, 2004. Ossen Materials and Topchina directly own an operating subsidiary in China, Ossen (Jiujiang) Steel Wire & Cable Co., Ltd., or Ossen Jiujiang. Ossen Materials owns 20.46% of the equity of Ossen Jiujiang and Topchina owns 79.54%.

Ossen Materials

Ossen Materials was formed in China on October 27, 2004 as a Sino-foreign joint venture limited liability company under the name Ossen (Ma'anshan) Steel Wire and Cable Co., Ltd. On May 8, 2008, Ossen Materials was restructured from a Sino-foreign joint venture limited liability company to a corporation. The name of the entity was changed at that time to Ossen Innovation Materials Co., Ltd.

Ossen Asia owns 81% of the equity of Ossen Materials. The remaining 19% is held in the aggregate by four Chinese entities, two of which are controlled by Chinese governmental entities, one of which is controlled by Zhonglu Co. Ltd., a company whose shares are listed on the Shanghai Stock Exchange, and one of which is controlled by Chinese citizens.

Through Ossen Materials, the Company has manufactured and sold plain surface PC strands, galvanized PC steel wires and PC wires in the Company's Maanshan City, PRC, facility since 2004. The primary products manufactured in this facility are the Company's plain surface PC strands. The primary markets for the products manufactured at the Company's Maanshan facility are Anhui Province, Jiangsu Province, Zhejiang Province and Shanghai City, each in the PRC.

Ossen Jiujiang

On April 6, 2005, Shanghai Ossen Investment Holdings (Group) Co., Ltd., or Ossen Shanghai, acquired a portion of the bankruptcy assets of Jiujiang Tianlong Galvanized Prestressing Steel Strand LLC, including equipment, land use rights and inventory for approximately $2.9 million. Ossen Jiujiang was formed by Ossen Shanghai in the PRC as a Sino-foreign joint venture limited liability company on April 13, 2005. Ossen Shanghai then transferred the newly acquired assets to Ossen Jiujiang. At its inception, Ossen Jiujiang was owned by two entities: 33.3% of its equity was held by Ossen Asia and 66.7% by Ossen Shanghai. In June 2005, Ossen Shanghai transferred its entire interest in Ossen Jiujiang to Topchina in exchange for approximately $2.9 million. In October 2007, Topchina transferred 41.7% of the equity in Ossen Jiujiang to Ossen Asia for no consideration. On December 17, 2007, Ossen Asia transferred all of its shares in Ossen Jiujiang to Ossen Materials for no consideration. On December 27, 2010, the paid-in capital of Ossen Jiujiang increased from approximately $6,048,509 (RMB 50,000,000) to approximately $26,048,509 (RMB 183,271,074) and was injected by cash of approximately $20,000,000 (RMB 133,271,074) from its shareholder Topchina. Since then, 20.46% of the equity interest of Ossen Jiujiang has been held by Ossen Materials and 79.54% by Topchina.

Through Ossen Jiujiang, the company manufactures galvanized PC wires, plain surface PC strands, galvanized PC strands, unbonded PC strands, helical rib PC wires, sleeper PC wires and indented PC wires. The primary products manufactured in this facility are the company's galvanized PC wires. The primary markets for the PC strands manufactured in the company's Jiujiang facility are Jiangxi Province, Wuhan Province, Hunan Province, Fujian Province and Sichuan Province, each in the PRC.

At December 31, 2011, the subsidiaries of Ossen Innovation Co., Ltd were as follows:

Name	Domicile and Date of Incorporation	Paid-in Capital		Percentage of Effective Ownership	Principal Activities

Ossen Innovation Materials Group, Co., Ltd. ("Ossen Innovation Group")	BVI April 30, 2010	USD	-	100%	Investments holdings
Ossen Group (Asia) Co., Ltd. ("Ossen Asia")	BVI February 7, 2002	USD	-	100%	Investments holdings
Topchina Development Group Ltd. ("Topchina")	BVI November 3, 2004	USD	-	100%	Investments holdings
Ossen Innovation Materials Co., Ltd. ("Ossen Meterials")	The PRC October 27, 2004	RMB	75,000,000	81%	Design, engineering, manufacture and sale of customized prestressed steel materials
Ossen (Jiujiang) Steel Wire & Cable Co., Ltd. ("Ossen Jiujiang")	The PRC April 13, 2005	RMB	183,271,074	96.11%	Design, engineering, manufacture and sale of customized prestressed steel materials

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of Ossen Innovation Co., Ltd. and its subsidiaries and have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). Intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates

The preparation of the consolidated and combined financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available at the time the estimates are made. Actual results could differ from those estimates.

Non-controlling Interest

Non-controlling interests in the Company's subsidiaries are recorded in accordance with the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Codification 810 Consolidation ("ASC 810") and are reported as a component of equity, separate from the parent's equity. Purchase or sale of equity interests that do not result in a change of control are accounted for as equity transactions. Results of operations attributable to the non-controlling interest are included in our consolidated results of operations and, upon loss of control, the interest sold, as well as interest retained, if any, will be reported at fair value with any gain or loss recognized in earnings.

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollars ("US$" or "$"). The functional currency of the Company is Renminbi ("RMB"). The consolidated financial statements are translated into United States dollars from RMB at year-end exchange rates as to assets and liabilities and average exchange rates as to revenues and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The resulting transaction adjustments are recorded as a component of shareholders' equity. Gains and losses from foreign currency transactions are included in net income.

	2011	2010	2009

Year end RMB: US$ exchange rate	6.3585	6.6118	6.8542

Average yearly RMB: US$ exchange rate	6.4640	6.7788	6.9623

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

Revenue Recognition

In accordance with the ASC Topic 605, "Revenue Recognition", the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the seller's price to the buyer is fixed or determinable, and collectability is reasonable assured.

The Company derives revenues from the processing, distribution and sale of own products. The Company recognizes its revenues net of value-added taxes ("VAT"). The Company is subject to VAT which is levied on the rate of 17% on the invoiced value of sales. Output VAT is borne by customers in addition to the invoiced value of sales and input VAT is borne by the Company in addition to the invoiced value of purchases to the extent not refunded for export sales.

The Company will recognize revenue for domestic sales based on the terms defined in the contract as long as risk of loss has transferred to the customers and each of the criteria under ASC 605 have been met.  Contracts terms may require the Company to deliver the finished goods to the customers' location or the customer may pick up the finished goods at the Company's factory.  International sales are recognized when shipment clears customs and leaves the port.

The Company also derives an insignificant amount of revenue from providing services to select customers. Service revenues account for less than 2% of total revenues for all periods presented and is recognized upon delivery and acceptance of the finished products by the customer, or when pick up occurs.

Contracts with distributors do not offer any chargeback or price protection. The Company experienced no product returns and recorded no reserve for sales returns for the years ended December 31, 2011, 2010 and 2009.

Cost of Sales

Cost of revenue includes direct and indirect production costs, as well as freight in and handling costs for products sold.

Selling Expenses

Selling expenses include operating expenses such as sales commissions, payroll, traveling expenses, transportation expenses and advertising expenses.

General and Administrative ("G&A") Expenses

General and administrative expenses include management and office salaries and employee benefits, deprecation for office facility and office equipment, travel and entertainment, legal and accounting, consulting fees and other office expenses.

Research and Development

Research and development costs are expensed as incurred and totaled approximately $755,746, $595,477 and $1,100,000 for the years ended December 31, 2011, 2010 and 2009, respectively. Research and development costs are included in G&A in the accompanying statements of operations. Research and development costs are incurred on a project specific basis.

Retirement Benefits

Retirement benefits in the form of contributions under defined contribution retirement plans to the relevant authorities are charged to operations as incurred. Retirement benefits of $112,960, $144,418 and $65,710were charged to operations for the years ended December 31, 2011, 2010 and 2009, respectively.

Stock-Based Compensation

Stock-based compensation includes 1) stock options and common stock awards granted to employees and directors for services, and are accounted for under FASB ASC 718 "Compensation - Stock Compensation", and 2) common stock awards granted to consultants which are accounted for under FASB ASC 505-50 "Equity - Equity-Based Payments to Non-Employees".

Common stock awards are granted to directors for services provided. All grants of common stock awards and stock options to employees and directors are recognized in the financial statements based on their grant date fair values. The Company has elected to recognize compensation expense using the straight-line method for all common stock awards and stock options granted with service conditions that have a graded vesting schedule, with a corresponding charge to additional paid-in capital.

Common stock awards issued to consultants represent common stock granted to non-employees in exchange for services at fair value. The measurement dates for such awards are set at dates that the contracts are entered into as the awards are non-forfeitable and vest immediately. The measurement date fair value is then recognized over the service period as if the Company has paid cash for such service. The Company does not have significant grants to consultants for any of the period presented.

The Company estimates fair value of common stock awards based on the number of shares granted and the quoted price of the Company's common stock on the date of grant.

The fair value of stock options is estimated using the Black-Scholes model. The Company's expected volatility assumption is based on the historical volatility of the Company's stock. The expected life assumption is presumed to be the mid-point between the vesting date and the end of the contractual term, as is permitted for "plain vanilla" employee stock options. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

FASB ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those stock options and common stock awards that are expected to vest.

Income Taxes

The Company accounts for income taxes following the liability method pursuant to FASB ASC 740 "Income Taxes". Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in income in the period that includes the enactment date.

The Company also follows FASB ASC 740, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. ASC 740 also provides guidance on recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of December 31, 2011, the Company did not have a liability for unrecognized tax benefits.

The Company has not provided for income taxes on accumulated earnings amounting $36,224,467 that are subject to the PRC dividend withholding tax as of December 31, 2011, since these earnings are intended to be permanently reinvested.

Value-Added Tax ("VAT")

Enterprises or individuals, who sell commodities, engage in repair and maintenance or import or export goods in the PRC are subject to a value added tax in accordance with Chinese Laws. The VAT standard rate is 17% of the gross sale price. A credit is available whereby VAT paid on the purchases of semi-finished products or raw materials used in the production of the Company's finished products can be used to offset the VAT due on the sales of the finished products.

The VAT deductible balance of nil and $97,961 at December 31, 2011 and 2010, respectively are included in Other Current Assets in the accompanying consolidated balance sheets.

Statutory Reserve

In accordance with the PRC Regulations on Enterprises with Foreign Investment, an enterprise established in the PRC with foreign investment is required to provide for certain statutory reserves, namely (i) General Reserve Fund, (ii) Enterprise Expansion Fund and (iii) Staff Welfare and Bonus Fund, which are appropriated from net profit as reported in the enterprise's PRC statutory accounts. A wholly-owned foreign enterprise ("WOFE") is required to allocate at least 10% of its annual after-tax profit to the General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital. A non-wholly-owned foreign invested enterprise is permitted to provide for the above allocation at the discretion of its board of directors. Appropriations to the Enterprise Expansion Fund and Staff Welfare and Bonus Fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

As a result, $1,210,351, $1,581,126 and $431,734 have been appropriated to the accumulated statutory reserves by the Company's PRC subsidiaries for the years ended December 31, 2011, 2010 and 2009, respectively.

Comprehensive Income

Comprehensive income is defined as the change in equity during the year from transactions and other events, excluding the changes resulting from investments by owners and distributions to owners, and is not included in the computation of income tax expense or benefit. Accumulated comprehensive income consists of foreign currency translation. The Company presents comprehensive income (loss) in accordance with ASC Topic 220, "Comprehensive Income". ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income (loss) be reported in the consolidated financial statements.

Cash and Cash Equivalents

For financial reporting purposes, the Company considers all highly liquid investments purchased with original maturity of three months or less to be cash equivalents. The Company maintains no bank account in the United States of America. The Company maintains its bank accounts in Mainland China and Hong Kong. Balances at financial institutions or state-owned banks within the Mainland China are not covered by insurance. However, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. According to the rules of Hong Kong Deposit Protection Board, in case a member bank of Deposit Protection Scheme ("DPS") fails, the DPS will pay compensation up to a maximum of HK$500,000 to each depositor of the failed Scheme member.

Restricted Cash

Restricted cash represents amounts held by a bank as security for bank acceptance notes and therefore is not available for the Company's use until such time as the bank acceptance notes have been fulfilled or expired, normally within twelve month period.

Fair Value of Financial Instruments

FASB ASC 820 (formerly SFAS No. 157 Fair Value Measurements) establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market

These tiers include:

• Level 1-defined as observable inputs such as quoted prices in active markets;

• Level 2-defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

• Level 3-defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The company's financial instruments primarily consist of cash and cash equivalents, accounts receivable, notes receivable, accounts payable, notes payable, other payables, short-term bank loans.

Cash and cash equivalents include money market securities and commercial paper that are considered to be highly liquid and easily tradable. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within the fair value hierarchy.

As of the balance sheet dates, the estimated fair values of financial instruments were not materially different from their carrying value as presented due to the short maturities of these instruments and that the interest rates on the borrowing approximate those that would have been available for loans of similar remaining maturity and risk profile.

Earnings per share

The Company calculates earnings per share in accordance with ASC Topic 260, "Earnings per Share." Basic earnings per share is computed by dividing the net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common stock equivalents had been issued and if the additional common shares were dilutive.

Accounts Receivable

Accounts receivable are carried at net realizable value. The Company reviews its accounts receivables on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer's historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection. If accounts receivable are to be provided for, or written off, they would be recognized in the consolidated statement of operations within operating expenses. Balance of allowance of doubtful accounts was $384,311 and $37,347 at December 31, 2011 and 2010, respectively.

Inventories

Inventories are stated at the lower of cost or net realizable value, which is based on estimated selling prices less any further costs expected to be incurred for completion and disposal. Cost of raw materials is calculated using the weighted average method and is based on purchase cost. Work-in-progress and finished goods costs are determined using the weighted average method and comprise direct materials, direct labor and an appropriate proportion of overhead. The Company considers a provision for excess, obsolete, or slow-moving inventory based on changes in customer demand, technology developments or other economic factors. At December 31, 2011 and 2010, the Company has no reserve for inventories.

Advance to Suppliers

Advance to Suppliers represents interest-free cash paid in advance to suppliers for purchases of raw materials. The balance of advance to suppliers was $41,391,174 and $25,072,350 at December 31, 2011 and 2010, respectively. Among the balance of $41,391,174, the aging of $22,375,891 was within 60 days, $15,239,214 was between 60-90 days and $3,776,069 was over 90 days. No allowance was provided for the prepayments balance at December 31, 2010.

Customer Deposits

Customer deposits consist of amounts paid to the Company in advance for the sale of products in the PRC. The Company receives these amounts and recognizes them as a current liability until the revenue can be recognized when the goods are delivered. The balance of customer deposits was $459,915 and $833,768 at December 31, 2011 and 2010, respectively.

Prepayment for Property, Plant, and Equipment

Prepayment for property, plant, and equipment represents cash paid in advance to suppliers for purchases of property, plant, and equipment for capacity expansion. The balance of prepayment for property, plant and equipment was $7,869,529 and $7,562,237 at December 31, 2011 and 2010, respectively.

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation, and include expenditure that substantially increases the useful lives of existing assets.

Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives are as follows:

Plant, buildings and improvements	5 ~ 20 years

Machinery and equipment	5 ~ 20 years

Motor vehicles	5 years

Office Equipment	5 ~ 10 years

When assets are sold or retired, their costs and accumulated depreciation are eliminated from the consolidated financial statements and any gain or loss resulting from their disposal is recognized in the period of disposition as an element of other income. The cost of maintenance and repairs is charged to income as incurred, whereas significant renewals and betterments are capitalized.

Land Use Rights

According to the PRC laws, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. The land use rights granted to the Company are being amortized using the straight-line method over the lease term of fifty years.

Impairment of Long-Lived Assets

Long-lived assets, are evaluated for impairment periodically whenever events or changes in circumstances indicate that their related carrying amounts may not be recoverable in accordance with FASB ASC 360, "Property, Plant and Equipment".

In evaluating long-lived assets for recoverability, the Company uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with FASB ASC 360-10-15. To the extent that estimated future, undiscounted cash inflows attributable to the asset, less estimated future, undiscounted cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value. Assets to be disposed of and for which there is a committed plan of disposal, whether through sale or abandonment, are reported at the lower of carrying value or fair value less costs to sell.

No impairment loss is subsequently reversed even if facts and circumstances indicate recovery. There was no impairment loss recognized for the years ended December 31, 2011, 2010 and 2009.

Related Party

In general, related parties exist when there is a relationship that offers the potential for transactions at less than arm's-length, favorable treatment, or the ability to influence the outcome of events different from that which might result in the absence of that relationship. A related party may be any of the followings: a) affiliate, a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) principle owner, the owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent company and its subsidiaries; d) other parties that has ability to significant influence the management or operating policies of the entity.

FASB issued authoritative guidance that clarifies considerations relating to the consolidation of certain entities. The guidance requires identification of the Company's participation in variable interest entities ("VIE"), which are defined as entities with a level of invested equity that is not sufficient to fund future activities to permit them to operation on a standalone basis, or whose equity holders lack certain characteristics of a controlling financial interest. That, for entities identified as a VIE, the guidance sets forth a model to evaluate potential consolidation based on an assessment of which party to a VIE, if any, bears a majority of the exposure to expected losses, or stand to gain from majority of its expected returns. The guidance also sets forth certain disclosure regarding interests in a VIE that are deemed significant even if consolidation is not required. This item is discussed in further detail in Note 10 - Related Party Transactions.

Economic and Political Risks

The Company's operations are conducted in the PRC. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Company's operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company's results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

Exchange Risk

The Company cannot guarantee that the current exchange rate will remain steady, therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of a fluctuating exchange rate actually post higher or lower profit depending on exchange rate of PRC Renminbi (RMB) converted to U.S. dollars on the date. The exchange rate could fluctuate depending on changes in the political and economic environments without notice.

Recently Issued Accounting Pronouncements

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

In May 2011, the Financial Accounting Standards Board ("FASB") issued a new accounting standard on fair value measurements that clarifies the application of existing guidance and disclosure requirements, changes certain fair value measurement principles and requires additional disclosures about fair value measurements. The standard is effective for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company does not expect the adoption of this accounting guidance to have a material impact on its consolidated financial statements and related disclosures.

In June 2011, the FASB issued new guidance on the presentation of comprehensive income. The new guidance allows an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in stockholders' equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income from that of current accounting guidance. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. Upon adoption, the Company will present its consolidated financial statements under this new guidance. The Company does not expect the adoption of this accounting guidance to have a material impact on its consolidated financial statements and related disclosures.

  In December 2011, the FASB issued ASU 2011-11 - Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. Its adoption of ASU 2011-11 is not expected to have material impact on its consolidated financial statements.

Reclassification

Certain 2010 and 2009 amounts have been reclassified to conform to the current year's financial statements presentation. These reclassifications had no impact on the previously reported financial position, results of operations or cash flows.

CONCENTRATION	12 Months Ended
Dec. 31, 2011
CONCENTRATION [Abstract]
CONCENTRATION

NOTE 3 - CONCENTRATION

Concentration of major customers and suppliers:

	Year ended December 31,
	2011		2010		2009
Company A (3rd Party)	$29,905,914	25%	$37,685,302	32%	$17,687,139	17%
Company B (3rd party)	18,024,885	15%	21,213,241	18%	-	-
Company C (Related Party)	-	-	14,701,440	13%	54,353,402	54%

	Year ended December 31,
	2011		2010		2009

Company X (3rd Party)	$11,261,250	17%	$50,156,639	49%	$-	-
Company Y (3rd Party)	15,225,509	22%	25,665,687	25%	8,819,740	10%
Company Z (3rd Party)	27,622,232	41%	15,397,496	15%	38,323,833	46%
Company U (3rd Party)	9,045,436	13%	-	-	-	-
Company V (3rd Party)	-	-	-	-	8,929,441	11%
Company W (3rd Party)	-	-	-	-	18,548,414	22%

Accounts receivable related to the Company's major customers comprised 45% and 20% of all accounts receivable as of December 31, 2011 and 2010, respectively.

Accounts payable related to the Company's major suppliers comprised nil and 81% of all accounts payable as of December 31, 2011 and 2010, respectively.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 - ACCOUNTS RECEIVABLE

Accounts receivable is net of allowance for doubtful accounts.

	December 31,
	2011	2010

Accounts receivable	$48,434,033	$13,369,839
Less: allowance for doubtful accounts	(384,311)	(37,347)
Accounts receivable, net	$48,049,722	$13,332,492

Changes in the allowance for doubtful accounts are as follows:

	December 31,
	2011	2010

Beginning balance	$37,347	$42,487
Provision/(Reverse) for doubtful accounts	346,964	(5,140)
Ending balance	$384,311	$37,347

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES	NOTE 5 - INVENTORIES
	December 31,
	2011	2010

Raw materials	$10,339,201	$21,436,186
Work-in-progress	231,746	450,022
Finished goods	6,651,717	6,063,573
Inventories	$17,222,664	$27,949,781

NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2011
NOTES RECEIVABLE [Abstract]
NOTES RECEIVABLE

NOTE 6 - NOTES RECEIVABLE

Bank acceptance notes:	December 31,
	2011	2010

Due June 5, 2012,	$1,572,698	$-

Due June 5, 2012,	1,572,698	-

Due June 5, 2012,	2,359,047	-

Due June 5, 2012,	786,349	-

Due May 23, 2012,	1,572,698	-

Due May 20, 2012,	786,349	-

Due February 20, 2012, subsequently settled on due date	1,258,158	-

Due February 20, 2012, subsequently settled on due date	943,619	-

Due June 28, 2011, subsequently settled on due date	-	1,453,740

Due June 26, 2011, subsequently settled on due date	-	756,224

Due June 23, 2011, subsequently settled on due date	-	1,512,447

Due June 21, 2011, subsequently settled on due date	-	302,492

Due May 30, 2011, subsequently settled on due date	-	1,512,447

Due May 30, 2011, subsequently settled on due date	-	1,512,447

Due May 26, 2011, subsequently settled on due date	-	756,224

Due May 16, 2011, subsequently settled on due date	-	756,224

Due May 16, 2011, subsequently settled on due date	-	1,512,447

Due April 29, 2011, subsequently settled on due date	-	1,512,447

Due April 23, 2011, subsequently settled on due date	-	1,512,447

Due April 9, 2011, subsequently settled on due date	-	1,512,447

Due April 8, 2011, subsequently settled on due date	-	1,512,447

Due February 25, 2011, subsequently settled on due date	-	756,224

Due February 12, 2011, subsequently settled on due date	-	756,224

Total	$10,851,616	$17,636,928

Notes receivable are received from customers for the purchase of the Company's products and are issued by financial institutions that entitle the Company to receive the full face mount from the financial institution at maturity, which bears no interest and generally ranges from three to six months from the date of issuance.

OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS

NOTE 7 - OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31,
	2011	2010

Refundable deposits with suppliers	$6,290,792	$-

Deposits for open project bids	125,816	3,230,329

VAT deductible	-	97,961

Other receivables	78,633	15,012

	$6,495,241	$3,343,302

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 8 - PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,
	2011	2010
At Cost:

Plant and buildings	$4,197,345	$4,036,543

Machinery and equipment	15,038,443	14,338,467

Motor vehicles	292,675	256,378

Office equipment	112,007	103,855
	19,640,470	18,735,243
Less: Accumulated depreciation

Buildings	(1,298,556)	(991,927)

Machinery and equipment	(6,981,542)	(5,416,028)

Motor vehicles	(237,728)	(207,145)

Office equipment	(99,728)	(90,531)
	(8,617,554)	(6,705,631)
Property, plant and equipment, net	$11,022,916	$12,029,612

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $1,911,923, $1,747,880 and $1,367,244, respectively. As of December 31, 2011 and 2010, a net book value of $4,131,509 and nil, respectively, of property were used as collateral for the Company's short-term loans.

LAND USE RIGHTS	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS [Abstract]
LAND USE RIGHTS

NOTE 9 - LAND USE RIGHTS

Land use rights consist of the following:

	December 31,
	2011	2010

Cost of land use rights	$4,846,263	$4,660,601

Less: Accumulated amortization	(465,555)	(354,510)

Land use rights, net	$4,380,708	$4,306,091

Amortization expense for the years ended December 31, 2011, 2010 and 2009 was $95,341, $90,914 and $79,361, respectively. As of December 31, 2011 and 2010, a net book value of $2,786,405 and nil, respectively, were used as collateral for the Company's short-term loans.

Amortization expense for the next five years and thereafter is as follows:

2012	$96,925

2013	96,925

2014	96,925

2015	96,925

2016	96,925

Thereafter	3,896,083

Total	$4,380,708

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 - RELATED PARTY TRANSACTIONS

(a)	Names and Relationship of Related Parties:

Existing Relationship with the Company
Dr. Tang	Chairman and controlling shareholder of the Company
Shanghai Zhengfangxing Steel Co., Ltd. ("ZFX")	Under common control of Dr. Tang
Shanghai Ossen Investment Co., Ltd. ("SOI")	Under common control of Dr. Tang
Shanghai Ossen Investment Holdings (Group) Co., Ltd. ("Ossen Shanghai)	Dr. Tang is the President
Shanghai Zhaoyang New Metal Material Co., Ltd. ("Zhaoyang")	Zhaoyang owns a 30% interest in Ossen Shanghai
Shanghai Pujiang Cable Co., Ltd. ("Shanghai Pujiang")	Subsidiary of Ossen Shanghai since September 2010
Zhejiang Pujiang Cable Co., Ltd. ("Zhejiang Pujiang")	Subsidiary of Shanghai Pujiang since December 2010

(b)	Summary of Balances with Related Party:

	December 31,
	2011	2010
Notes receivable from related party:

ZFX, due April 20, 2011, subsequently settled on due date	$-	$1,512,448

ZFX, due February 15, 2011, subsequently settled on due date	-	1,512,447
	$-	$3,024,895

The interest-free, unsecured notes were provided to a related party to assist with their working capital need.

	December 31,
	2011	2010
Accounts receivable from related party:

Shanghai Pujiang	$10,369	$707,487

Zhejiang Pujiang	10,430	-
	$20,799	$707,487

Shanghai Pujiang and Zhejiang Pujiang are customers of the Company. The balance of account receivable from related party arises from the sales of our products to Shanghai Pujiang and Zhejiang Pujiang. The balance of accounts receivable from related party was all collected subsequently.

(c)	Summary of Related Party Transactions:

		December 31,
		2011	2010	2009

ZFX	ZFX provided guarantee for the bank loans borrowed by the Company	$26,105,707	$26,316,581	$8,775,521

	ZFX provided guarantee together with SOI for the short-term bank loans borrowed by the Company	$4,718,094	$-	$-

	ZFX provided guarantee together with Dr. Tang and his wife, for the short-term bank loans borrowed by the Company	$1,572,698	$-	$-

	ZFX provided guarantee for the notes payable issued by the bank	$3,145,396	$-	$-

	ZFX provided guarantee together with Zhaoyang for the notes payable issued by the bank	$9,672,092	$-	$-

	The Company provided guarantee for the short-term bank loans borrowed by ZFX	$2,395,047	$-	$-

	ZFX sold raw materials to the Company	$-	$5,199,891	$11,487,206

	SOI provided guarantee for the short-term bank loans borrowed by the Company	$12,376,238	$11,645,845	$5,411,572

SOI	SOI provided guarantee together with ZFX for the short-term bank loans borrowed by the Company	$4,718,094	$-	$-

	SOI provided guarantee together with Dr. Tang and his wife, for the short-term bank loans borrowed by the Company	$1,572,698	$-	$-

Zhaoyang	Zhaoyang provided guarantee for the notes payable issued by the bank	$7,784,855	-	$-

	Zhaoyang provided guarantee together with ZFX for the notes payable issued by the bank	$9,672,092	$-	$-

	Zhaoyang purchased products from the Company	$7,775,696	$14,701,440	$54,353,402

Shanghai Pujiang	Shanghai Pujiang purchased products from the Company	$12,931,551	$2,292,532	$2,097,377

	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$13,367,933	$-	$-

Zhejiang Pujiang	Zhejiang Pujiang purchased products from the Company	$102,622	$-	$-

In accordance with ASC 810-10, "Consolidation", the Company first evaluated that none of the related parties met the scope exceptions as outlined in the guidance. The Company then had to determine if it hold any variable interest in the related parties. The Company determined to have a variable interest in ZFX and Shanghai Pujiang because the Company guarantees $2,359,047 and $13,367,933 of the outstanding short term debt of ZFX and Shanghai Pujiang, respectively. In addition, the Company sold $12,931,551 of materials to Shanghai Pujiang during the year ended December 31, 2011. Next, the Company evaluated if ZFX or Shanghai are variable interest entities. Using both qualitative and quantitative analysis, the Company determined ZFX and Shanghai Pujiang were not variable interest entity as defined in ASC 810. The Company determined Dr. Tang to be the primary beneficiary of ZFX and Shanghai Pujiang because Dr. Tang is most closely associated with the ZFX and Shanghai Pujiang. Dr. Tang had the power to direct the activities of the ZFX and Shanghai Pujiang that most significantly impact it's economic performance and has the obligation to absorb losses of the ZFX and Shanghai Pujiang that could potentially be significant or the right to receive benefits from the related parties that could potentially be significant.

The Company also evaluated the remaining related parties and affiliated entities under ASC 810 and because the Company does not guarantee the debt, the holders of the equity were at risk and therefore determined to be the primary beneficiary.

OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 11 - OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of the following:

	December 31,
	2011	2010

Other taxes payable	$304,988	$61,084

Accrued payroll & welfare	9,491	17,246

Others	9,944	16,180
	$324,423	$94,510

NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 12 - NOTES PAYABLE

Bank acceptance notes:	December 31,
	2011	2010

Due June 21,2012,	$786,349	$-

Due June 21,2012,	786,349	-

Due June 19,2012,	786,349	-

Due June 19,2012,	786,349	-

Due June 19,2012,	1,572,698	-

Due May 25,2012,	1,572,698	-

Due May 1,2012,	1,572,698	-

Due May 1,2012,	786,349	-

Due April 30,2012,	6,133,523	-

Due April 28,2012,	786,349	-

Due April 28,2012,	629,079	-

Due March 23,2012, subsequently repaid on due date	786,349	-

Due March 23,2012, subsequently repaid on due date	786,349	-

Due February 24,2012, subsequently repaid on due date	786,349	-

Due February 24,2012, subsequently repaid on due date	786,349	-

Due February 4,2012, subsequently repaid on due date	786,349	-

Due January 28,2012, subsequently repaid on due date	629,079	-

Due January 28,2012, subsequently repaid on due date	629,079	-

Due January 20,2012, subsequently repaid on due date	786,349	-

Due January 20,2012, subsequently repaid on due date	786,349	-

Due January 8,2012, subsequently repaid on due date	629,079	-

Due January 8,2012, subsequently repaid on due date	629,079

Due January 5,2012, subsequently repaid on due date	629,079

Due December 15,2011, subsequently repaid on due date	-	604,979

Due June 21,2011, subsequently repaid on due date	-	302,490

Due June 21,2011, subsequently repaid on due date	-	907,469

Due June 15,2011, subsequently repaid on due date	-	604,979

Due June 13,2011, subsequently repaid on due date	-	453,734

Due June 13,2011, subsequently repaid on due date	-	756,224

Due June 10,2011, subsequently repaid on due date	-	756,224

Due June 10,2011, subsequently repaid on due date	-	907,469

Due June 10,2011, subsequently repaid on due date	-	756,224

Due June 1,2011, subsequently repaid on due date	-	604,979

Due May 10,2011, subsequently repaid on due date	-	604,979

Due May 10,2011, subsequently repaid on due date	-	1,512,447

Due April 25,2011, subsequently repaid on due date	-	1,361,203

Due April 11,2011, subsequently repaid on due date	-	1,512,447

Due April 9,2011, subsequently repaid on due date	-	1,512,447

Due March 27,2011, subsequently repaid on due date	-	1,512,447

Due March 27,2011, subsequently repaid on due date	-	1,512,447

Due March 27,2011, subsequently repaid on due date	-	1,512,447

Due March 27,2011, subsequently repaid on due date	-	1,512,447

Due February 25,2011, subsequently repaid on due date	-	756,224

Due February 25,2011, subsequently repaid on due date	-	756,224

Due February 12,2011, subsequently repaid on due date	-	756,224

Due February 12,2011, subsequently repaid on due date	-	756,224

Due February 10,2011, subsequently repaid on due date	-	1,512,447

Due January 2,2011, subsequently repaid on due date	-	1,512,447

Due January 2,2011, subsequently repaid on due date		756,224

Total	$24,848,628	$26,014,096

The interest-free notes payable, ranging from six months to one year from the date of issuance, are secured by $19,764,900 and $13,799,018 restricted cash as of December 31, 2011 and 2010, respectively. The related party guarantees the notes payable as described in Note 10.

All the notes payable are subject to bank charges of 0.05% of the principal amount as commission on each loan transaction. Bank charges for notes payable, included in financial expenses under the statements of operations, were $25,217, $24,488 and $25,386 for the years ended December 31, 2011, 2010 and 2009, respectively.

SHORT TERM BANK LOANS	12 Months Ended
Dec. 31, 2011
SHORT TERM BANK LOANS [Abstract]
SHORT TERM BANK LOANS

NOTE 13 - SHORT TERM BANK LOANS

Short-term loans are summarized as follows:

	Bank Name	Interest Rate per Annum	December 31,
			2011	2010
Due Dec 16, 2012, guaranteed by ZFX and Zhaoyang	Agricultural Bank of China ("ABC") Jiu Long Branch	7.32%	$4,718,094	$-

Due Oct 20, 2012, guaranteed by SOI and Zhaoyang	Anhui Rural Commercial Bank ("ARCB") Ma An Shan Branch	7.87%	3,145,396	-

Due Oct 17, 2012, guaranteed by SOI and Zhaoyang	ARCB Ma An Shan Branch	7.87%	3,145,396	-

Due Oct 12, 2012,	Anhui Commercial Bank ("ACB") Fei Cui Branch	7.22%	1,572,698	-

Due Sep 30, 2012, guaranteed by SOI and ZFX	ACB Fei Cui Branch	6.56%	1,572,698	-

Due Sep 29, 2012, guaranteed by ZFX	China Everbright Bank ("CEB") Ma An Shan Branch	8.53%	786,349	-

Due Sep 28, 2012, guaranteed by ZFX	CEB Ma An Shan Branch	8.53%	786,349	-

Due Sep 22, 2012, guaranteed by ZFX	CEB Ma An Shan Branch	7.87%	1,572,698	-

Due July 25, 2012,	Industrial and Commercial Bank of China ("ICBC") Jiu Jiang Ba Li Hu Branch	8.65%	1,415,428	-

Due June 6, 2012, guaranteed by ZFX	CEB Ma An Shan Branch	7.26%	4,718,094	-

Due June 6, 2012,	China Construction Bank ("CCB") Ma An Shan Branch	10.00%	2,988,126	-

Due May 22, 2012, guaranteed by SOI and ZFX	Bank of Communications ("BOC") Ma An Shan Branch	7.22%	1,572,698

Due May 17, 2012, guaranteed by SOI and ZFX	BOC Ma An Shan Branch	7.54%	1,572,698

Due April 18, 2012,	CCB Ma An Shan Branch	6.10%	1,572,698	-

Due April 4, 2012,	ICBC Ma An Shan Branch	6.94%	3,145,396	-

Due March 27, 2012, guaranteed by ZFX subsequently repaid on due date	Bank of China ("PBOC") Jiu Jiang Branch	7.32%	786,316	-

Due March 10, 2012, guaranteed by ZFX subsequently repaid on due date	CCB Ma An Shan Branch	5.45%	3,302,666	-

Due March 10, 2012 subsequently repaid on due date	ICBC Jiu Jiang Ba Li Hu Branch	8.31%	1,729,968	-

Due March 5, 2012, guaranteed by ZFX subsequently repaid on due date	PBOC Jiu Jiang Branch	7.32%	314,525	-

Due Feb 17, 2012 subsequently repaid on due date	ICBC Ma An Shan Branch	6.94%	1,572,698	-

Due Feb 11, 2012 guaranteed by SOI and ZFX, subsequently repaid on due date	BOC Ma An Shan Branch	7.54%	$1,572,698	$-

Due Feb 6, 2012, guaranteed by ZFX, subsequently repaid on due date	PBOC Ma An Shan Branch	7.87%	3,145,396	-

Due Jan 15, 2012,guaranteed by ZFX subsequently repaid on due date	PBOC Jiu Jiang Branch	7.32%	1,257,126	-

Due October 22, 2011, guaranteed by SOI, subsequently repaid on due date	ARCB Ma An Shan Branch	6.12%	-	3,024,895

Due September 9, 2011, guaranteed by SOI and ZFX, subsequently repaid on due date	ACB Fei Cui Yuan Branch	5.84%	-	2,571,161

Due September 7, 2011, guaranteed by ZFX, subsequently repaid on due date	CCB Jiu Jiang Branch	5.31%	-	4,537,342

Due August 23, 2011, subsequently repaid on due date	PBOC Ma An Shan Branch	5.31%	-	3,024,895

Due June 20, 2011, guaranteed by ZFX, subsequently repaid on due date	CEB Ma An Shan Branch	5.31%	-	4,537,342

Due May 26, 2011, guaranteed by SOI and ZFX, subsequently repaid on due date	BOC Ma An Shan Branch	5.58%	-	1,512,447

Due May 24, 2011, guaranteed by SOI and ZFX, subsequently repaid on due date	BOC Ma An Shan Branch	5.58%	-	1,512,447

Due May 23, 2011, subsequently repaid on due date	ICBC Ma An Shan Branch	5.61%	-	1,512,447

Due May 13, 2011, guaranteed by ZFX, subsequently repaid on due date	CCB Ma An Shan Branch	5.31%	-	1,361,203

Due March 25, 2011, guaranteed by ZFX and collateralized by the Company's Fixed Assets, subsequently repaid on due date	CCB Ma An Shan Branch	4.78%	-	1,512,447

Due March 18, 2011, guaranteed by ZFX, subsequently repaid on due date	CCB Ma An Shan Branch	4.78%	-	1,663,692

Due March 16, 2011, subsequently repaid on due date	CCB Ma An Shan Branch	4.37%	-	1,421,701

Due March 11, 2011, guaranteed by ZFX subsequently re paid on due date	CCB Ma An Shan Branch	4.78%	-	1,512,447

	Bank Name	Interest Rate per Annum	December 31,
			2011	2010
Due March 6, 2011, guaranteed by ZFX, subsequently repaid on due date	PBOC Jiu Jiang Branch	6.39%	-	756,221
Due February 22, 2011, guaranteed by ZFX, subsequently repaid on due date	PBOC Jiu Jiang Branch	6.39%	-	302,490
Due February 1, 2011, guaranteed by SOI, subsequently repaid on due date	ARCB Ma An Shan Branch	5.84%	-	3,024,895
Due January 12, 2011, guaranteed by ZFX, subsequently repaid on due date	Agricultural Bank of China ("ABC") Jiu Long Branch	6.39%	-	1,512,447
Due January 7, 2011,guaranteed by ZFX, subsequently repaid on due date	ABC Jiu Long Branch	6.39%	-	3,024,895
Total			$47,966,209	$38,325,414

All short term bank loans are obtained from local banks in China and are repayable within one year.

The weighted average annual interest rate of the short-term bank loans was 7.54% and 5.6% as of December 31, 2011 and 2010, respectively. Interest expense, included in the financial expenses in the statement of operations, was $2,998,929, $1,949,982 and $1,429,729 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company was in compliance of their financial covenants at December 31, 2011 and 2010, respectively.

LONG TERM BANK LOANS	12 Months Ended
Dec. 31, 2011
LONG TERM BANK LOANS [Abstract]
LONG TERM BANK LOANS

NOTE 14 - LONG TERM BANK LOANS

	Bank Name	Interest Rate per Annum	December 31,
			2011	2010
Due August 8, 2013, guaranteed by ZFX	CCB Jiu Jiang Branch	7.32%	$4,718,094	$-
Total			$4,718,094	$-

Interest expense, included in the financial expenses in the statement of operations, was $133,938, nil and nil for the years ended December 31, 2011, 2010 and 2009, respectively.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION [Abstract]
STOCK-BASED COMPENSATION

NOTE 15 - STOCK-BASED COMPENSATION

On July 26, 2010, the Company's Board of Directors adopted the 2010 Stock Option Plan, or the 2010 Plan. To date, other than the option to acquire 150,000 ordinary shares issued to our new chief financial officer ("CFO"), no shares have been issued under the 2010 Plan.

The 2010 Plan will automatically terminate on the fifth anniversary of the 2010 Plan's adoption. However, outstanding stock options will continue to be effective after the 2010 Plan's termination.

The Company's board of directors has the authority to amend, alter, suspend or terminate the 2010 Plan or any outstanding stock option. The consent of an option holder is necessary for any amendment that would adversely affect an outstanding option.

Stock options issued to employees

The Company's CFO has been granted a stock option to purchase up to 150,000 ordinary shares pursuant to the Company's 2010 Plan. 100,000 shares are currently exercisable, 50,000 shares will be exercisable in October 2012.

The Company calculated the estimated fair value of the options of the grant date using the Black-Scholes Option Pricing Model with the following assumptions:

Grant Date	October 26, 2010
Risk-free interest rate	1.93%

Expected term	5.0

Expected volatility	40.98%

Expected dividend yield	0.00%

Fair value of share option	1.41

The model requires the input of subjective assumptions including the expected stock price volatility and the expected dividend yield. The Company uses historical experience of employee turnover and future expectation to estimate forfeiture rate. For expected volatilities, the Company has made reference to historical volatilities of the Company's stock. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant.

The Company recorded $105,605 compensation cost for year ended December 31, 2011, with corresponding credits to additional paid-in capital. Compensation cost of all stock option awards are recorded in general and administrative expenses. The total fair value of the options granted to employees at the respective grant dates was $211,500, of which the unrecognized portion of $86,799 is expected to be recognized following the straight-line method over the remaining weighted average vesting period of 0.8 years as of December 31, 2010.

The expected forfeiture rate of the stock options granted as of December 31, 2011 is 0%.

The following table summarizes the stock option activities of the Company:

	Activity	Weighted Average Exercise Price

Outstanding as of January 1, 2010	-	$-

Granted	150,000	$5.00

Exercised	-	$-

Cancelled/Forfeited	-	$-

Outstanding as of December 31, 2010	150,000	$5.00

Exercised	-	$-

Cancelled/Forfeited	-	$-

Unvested as of December 31, 2011	50,000	5.00

Exercisable as of December 31, 2011	100,000	$5.00

EARNINGS PER SHARES	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARES [Abstract]
EARNINGS PER SHARES

NOTE 16 - EARNINGS PER SHARES

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	December 31,
	2011	2010	2009

Net income attribute to the Company	$11,547,705	$14,648,338	$8,012,535

Weighted average ordinary shares outstanding - basic and diluted	20,000,000	15,150,685	15,000,000

Basic and diluted earnings per share	$0.58	$0.97	$0.53

For the year ended December 31, 2011, 150,000 stock option issued to CFO are excluded because such option would be of anti-dilutive.

INCOME TAX	12 Months Ended
Dec. 31, 2011
INCOME TAX [Abstract]
INCOME TAX

NOTE 17 - INCOME TAX

BVI

Ossen Innovation Co., Ltd, Ossen Innovation Group, Ossen Asia and Topchina are registered in the British Virgin Island and are exempt from income tax.

The PRC

According to the relevant laws and regulations in the PRC, foreign invested enterprises established prior to January 1, 2008 are entitled to full exemption from income tax for two years beginning with the first year in which such enterprise is profitable and a 50% income tax reduction for the subsequent three years. Ossen Materials was entitled to an exemption during the two years ended December 31, 2006 and was subject to a 50% income tax reduction during the three years ended December 31, 2009. Starting from January 1, 2010, Ossen Materials enjoys a tax rate of 15% as it is considered as a High and New Technology Enterprise by the PRC government. Ossen Jiujiang was entitled to the CIT exemption during the two years ended December 31, 2008, was subject to a 50% income tax reduction, or 12.5%, during the two years ended December 31, 2010 and will be subject to a 50% income tax reduction , or 12.5%, during the period from January 1, 2011 to December 31, 2011.

Enterprises established under the laws of foreign countries or regions and whose "place of effective management" is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of "place of effective management" refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2011, no detailed interpretation or guidance has been issued to define "place of effective management". Furthermore, as of December 31, 2011, the administrative practice associated with interpreting and applying the concept of "place of effective management" is unclear. If the Company's non-PRC incorporated entities are deemed PRC tax residents, such entities would be subject to PRC tax The Company has analyzed the applicability of this law, as of December 31, 2011, and the Company has not accrued for PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

PRC tax law also imposes a 10% withholding income tax, subject to reduction based on tax treaty where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Such dividends were exempted from PRC tax under the previous income tax law and regulations. The foreign invested enterprise is subject to the withholding tax starting from January 1, 2008. There were no dividends distributed in the years ended December 31, 2011 and 2010.

Income tax expenses consist of the following:

	Year Ended December 31,
	2011	2010	2009
Current	$2,190,005	$2,865,372	$740,880

Deferred	(50,976)	-	(827)

Income tax expenses	$2,139,029	$2,865,372	$740,053

Reconciliation from the expected income tax expenses calculated with reference to the statutory tax rate in the PRC of 25% is as follows:

	Year Ended December 31,
	2011	2010	2009
Computed "expected" income tax expenses	$3,798,420	$5,102,777	$2,616,815

Effect on tax incentive / holiday	(1,740,969)	(2,310,384)	(1,308,407)

Non-deductible expense/(tax exempted income)	81,578	72,979	(568,355)

Income tax expenses	$2,139,029	$2,865,372	$740,053

Components of net deferred tax assets are as follows:

	December 31,
	2011	2010	2009

Provision of doubtful accounts	$51,821	$-	$5,311

The deferred tax assets balance of $51,821, nil and $5,311at December 31, 2011, 2010 and 2009 respectively are included in Other Current Assets in the accompanying consolidated balance sheets.

GEOGRAPHICAL SALES AND SEGMENTS	12 Months Ended
Dec. 31, 2011
GEOGRAPHICAL SALES AND SEGMENTS [Abstract]
GEOGRAPHICAL SALES AND SEGMENTS

NOTE 18 - GEOGRAPHICAL SALES AND SEGMENTS

Information for the Company's sales by geographical area for the years ended December 31, 2011, 2010 and 2009 are as follows:

	December 31,
	2011	2010	2009
Domestic Sales	$111,130,918	$113,873,505	$97,361,596

International Sales	7,486,053	3,579,519	3,726,200

	$118,616,971	$117,453,024	$101,087,796

The Company operates one business segment for the years ended December 31, 2011, 2010 and 2009.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	NOTE 19 - SUBSEQUENT EVENTS We have evaluated all events or transactions that occurred after December 31, 2011 up through the date we issued the consolidated financial statements.

SCHEDULE 1 (Condensed Financial Information of Parent Company)	12 Months Ended
Dec. 31, 2011
SCHEDULE 1 (Condensed Financial Information of Parent Company) [Abstract]
SCHEDULE 1 (Condensed Financial Information of Parent Company)

OSSEN INNOVATION CO., LTD
CONDENSED BALANCE SHEETS AS OF DECEMBER 31, 2011 AND 2010

	December 31,
	2011	2010
ASSETS
Current Assets
Cash	$616,654	$345,000
Accounts receivable from related party	20,000,000	20,000,000
Total Current Assets	20,616,654	20,345,000
Long term investment in subsidiaries	43,238,081	30,022,295
TOTAL ASSETS	$63,854,735	$50,367,295

LIABILITIES AND SHAREHOLDERS' EQUITY
TOTAL LIABILITIES	0	0

EQUITY
Shareholders' Equity
Share Capital	50,000	50,000
Additional paid-in capital	20,735,955	20,295,000
Statutory reserve	0	0
Retained earnings	43,065,332	30,022,295
Accumulated other comprehensive income	3,448	0
TOTAL SHAREHOLDERS' EQUITY	63,854,735	50,367,295
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$63,854,735	$50,367,295

OSSEN INNOVATION CO., LTD CONDENSED STATEMENTS
OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	Year Ended December 31,
	2011	2010

REVENUES	$0	$0
COST OF GOODS SOLD	0	0
GROSS PROFIT	0	0
Selling expenses	0	0
General and administrative expenses	(169,516)	0
Total Operating Expenses	(169,516)	0

LOSS FROM OPERATIONS	(169,516)	0
Financial expenses, net	(413)	0
Investment in subsidiaries	11,823,627	14,667,435
INCOME BEFORE INCOME TAX	11,653,698	14,667,435
INCOME TAX	0	0
NET INCOME	11,653,698	14,667,435

OSSEN INNOVATION CO., LTD CONDENSED STATEMENTS
OF CASH FLOWS FOR THE YEAR ENDED DECEMBER 31, 2011 AND 2010

	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$11,653,698	$14,667,435
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(11,382,044)	(14,322,435)
Net cash provided by operating activities	271,654	345,000

CASH FLOWS FROM INVESTING ACTIVITIES:

Net cash used in investing activities	0	0

CASH FLOWS FROM FINANCING ACTIVITIES:

Net cash provided by financing activities	0	0

INCREASE IN CASH	271,654	345,000
Cash at beginning of period	345,000	0

CASH AT END OF PERIOD	$616,654	345,000